Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Net income	$ 1,682	$ 60,551	$ 12,024	$ 8,272
Other comp. income (loss) net of tax:
Spin-off adjustment	0	0	0	(53)
Minimum pension liability	(6)	24	26	7
Comprehensive income	1,676	60,575	12,050	8,226
Less comp. income attributable to noncontrolling interest	0	18,801	0	0
Comprehensive income attributable to the Company	$ 1,676	$ 41,774	$ 12,050	$ 8,226